Acquisitions - Parllay - Identifiable assets acquired and liabilities assumed (Details) - USD ($) $ in Thousands	1 Months Ended
	Jul. 31, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Business acquisition
Goodwill		$ 81,674	$ 74,419	$ 65,710
Parllay
Business acquisition
Cash consideration	$ 1,825
Intangible assets	279
Deferred tax liabilities	(70)
Total identifiable net assets (deficits) acquired	209
Goodwill	$ 1,616